Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000034229 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034229 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000034229 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034229 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034229 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034229 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034229 | FR_G2519Y108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034229 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034229 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034229 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034229 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034229 | North America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034229 | Africa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000034229 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.80%
C000034229 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.90%
C000034229 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.70%
C000034229 | Asia
Holdings [Line Items]
Percent of Total Investments	50.00%
C000034230 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034230 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000034230 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034230 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034230 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034230 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034230 | FR_G2519Y108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | North America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034230 | Africa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000034230 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.80%
C000034230 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.90%
C000034230 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.70%
C000034230 | Asia
Holdings [Line Items]
Percent of Total Investments	50.00%
C000034231 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034231 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000034231 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034231 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034231 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.80%
C000034231 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034231 | FR_G2519Y108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | North America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034231 | Africa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000034231 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.80%
C000034231 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.90%
C000034231 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.70%
C000034231 | Asia
Holdings [Line Items]
Percent of Total Investments	50.00%
C000142449 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142449 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142449 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142449 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000142449 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.80%
C000142449 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142449 | FR_G2519Y108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | North America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142449 | Africa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000142449 | Middle East
Holdings [Line Items]
Percent of Total Investments	10.80%
C000142449 | Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.90%
C000142449 | Latin America
Holdings [Line Items]
Percent of Total Investments	15.70%
C000142449 | Asia
Holdings [Line Items]
Percent of Total Investments	50.00%
C000086647 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000086647 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086647 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.30%
C000086647 | North America
Holdings [Line Items]
Percent of Total Investments	1.60%
C000086647 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000086647 | Asia
Holdings [Line Items]
Percent of Total Investments	21.50%
C000086647 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.00%
C000086647 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.60%
C000161753 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161753 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161753 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.30%
C000161753 | North America
Holdings [Line Items]
Percent of Total Investments	1.60%
C000161753 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000161753 | Asia
Holdings [Line Items]
Percent of Total Investments	21.50%
C000161753 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.00%
C000161753 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.60%
C000161754 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161754 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161754 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.30%
C000161754 | North America
Holdings [Line Items]
Percent of Total Investments	1.60%
C000161754 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000161754 | Asia
Holdings [Line Items]
Percent of Total Investments	21.50%
C000161754 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.00%
C000161754 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.60%
C000086649 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.00%
C000086649 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086649 | Developed Europe
Holdings [Line Items]
Percent of Total Investments	65.30%
C000086649 | North America
Holdings [Line Items]
Percent of Total Investments	1.60%
C000086649 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000086649 | Asia
Holdings [Line Items]
Percent of Total Investments	21.50%
C000086649 | Developed Middle East
Holdings [Line Items]
Percent of Total Investments	2.00%
C000086649 | Australasia/Pacific
Holdings [Line Items]
Percent of Total Investments	9.60%
C000177028 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177028 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177028 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000177028 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.00%
C000177028 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000177028 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177028 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177028 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177028 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177028 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	0.80%
C000177028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.00%
C000177028 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	53.00%

[1]	Amount is less than 0.05%.
[2]	Amount is less than 0.05%.
[3]	Amount is less than 0.05%.
[4]	Amount is less than 0.05%.